Share Capital (Schedule Of Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member]	Dec. 31, 2009 2006 Plan [Member]	Dec. 31, 2012 2006 Options [Member]	Dec. 31, 2011 2006 Options [Member]	Dec. 31, 2010 2006 Options [Member]	Dec. 31, 2009 2006 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Under Option, Balance, beginning of year	275,000	15,000	15,000	233,100	233,100	233,100	233,100
Shares Under Option, Grants	995,000	260,000
Shares Under Option, Canceled	(260,000)
Shares Under Option, Balance, end of year	1,010,000	275,000	15,000	233,100	233,100	233,100	233,100
Shares Under Option, Exercisable, end of year	10,000	5,000			233,100	170,100
Weighted- Average Exercise Price, Balance, beginning of year	$ 7.18	$ 12.50	$ 12.50	$ 6.99	$ 6.99	$ 6.99	$ 6.99
Weighted- Average Exercise Price, Grants	$ 4.76	$ 6.87
Weighted- Average Exercise Price, Canceled	$ 6.87
Weighted- Average Exercise Price, Balance, end of year	$ 4.87	$ 7.18	$ 12.50	$ 6.99	$ 6.99	$ 6.99	$ 6.99
Weighted- Average Exercise Price, Exercisable, end of year	$ 12.50	$ 12.50			$ 6.99	$ 6.58